VANECK INTERNATIONAL INVESTORS GOLD FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 95.8%
Australia : 8.1%
Emerald Resources NL * † 4,696,751 $ 15,511,583
Evolution Mining Ltd. † 1,874,000 13,358,865
Northern Star Resources Ltd. 2,567,308 40,089,303
Perseus Mining Ltd. 1,498,800 4,822,029
Predictive Discovery Ltd. * 82,421,400 23,739,676
Westgold Resources Ltd.
(CAD) 3,960,687 11,554,494
109,075,950
Brazil : 4.0%
Wheaton Precious Metals
Corp. (USD) 484,993 54,241,617
Underline
Canada : 62.7%
Agnico Eagle Mines Ltd.
(USD) 742,448 125,147,035
Alamos Gold, Inc. (USD) 2,169,223 75,619,114
Allied Gold Corp. * 402,256 7,029,436
Artemis Gold, Inc. * 1,099,800 28,836,460
Barrick Mining Corp. (USD) 1,429,000 46,828,330
Bear Creek Mining Corp. * ø 948,000 442,768
Franco-Nevada Corp. (USD) 265,600 59,204,896
G Mining Ventures Corp. * 2,959,525 58,799,214
Galway Metals, Inc. * 5,301,789 2,323,842
Kinross Gold Corp. (USD) † 3,595,218 89,341,167
Liberty Gold Corp. * ‡ 42,261,334 19,131,020
Lundin Gold, Inc. 917,900 59,471,900
OceanaGold Corp. 1,586,000 33,857,915
Omai Gold Mines Corp. * † 21,106,448 20,474,028
OR Royalties, Inc. (USD) † 1,400,000 56,112,000
Osisko Development Corp.
(USD) ∞ ø 1,923,000 6,018,086
Osisko Development Corp.
(USD) * † 361,408 1,225,173
Pan American Silver Corp.
(USD) 1,172,994 45,430,058
Skeena Resources Ltd. * † 1,264,550 23,288,364
Snowline Gold Corp. * † 2,462,000 19,636,560
Tectonic Metals, Inc. * 3,538,000 2,872,703
Torex Gold Resources, Inc. * 675,800 28,086,708
Troilus Gold Corp. * ‡ 19,836,400 18,101,766
Vizsla Silver Corp. (USD) * † 1,611,000 6,959,520
West Point Gold Corp. * ‡ 7,015,500 2,369,250
West Red Lake Gold Mines
Ltd. * † 9,897,600 7,182,996
843,790,309
Ghana : 0.6%
Galiano Gold, Inc. (CAD) * 3,622,230 7,886,295
Underline
Ivory Coast : 2.8%
Montage Gold Corp. (CAD) * 7,705,300 37,482,849
Underline
South Africa : 4.3%
Gold Fields Ltd. (ADR) † 1,393,000 58,450,280
Underline
United States : 13.3%
Anglogold Ashanti PLC † 1,056,000 74,268,480
Newmont Corp. 1,123,283 94,703,990
Number
of Shares Value
United States (continued)
Royal Gold, Inc. 52,500 $ 10,530,450
179,502,920
Total Common Stocks
(Cost: $409,061,127) 1,290,430,220
WARRANTS: 0.2%
Canada : 0.2%
Liberty Gold Corp.,
CAD 0.45, exp. 05/17/26*∞
ø 6,624,810 988,995
Osisko Development Corp.,
USD 2.05, exp. 12/15/27*∞
ø 961,500 1,408,625
West Point Gold Corp.,
CAD 0.55, exp. 06/10/27*∞
ø 3,507,750 424,975
Total Warrants
(Cost: $807,112) 2,822,595
EXCHANGE TRADED FUND : 3.5% (a)
United States : 3.5%
SPDR Gold MiniShares
Trust * 608,000 46,481,600
MONEY MARKET FUND : 0.7%
Invesco Treasury Portfolio -
Institutional Class 3.99%(b) 9,568,787 9,568,787
Underline
Total Investments Before Collateral for
Securities Loaned: 100.2%
(Cost: $445,464,290) 1,349,303,202
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.5%
Money Market Fund: 0.5%
(Cost: $6,542,199)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.18%(c) 6,542,199 6,542,199
Total Investments: 100.7%
(Cost: $452,006,489) 1,355,845,401
Liabilities in excess of other assets: (0.7)% (9,303,851)
NET ASSETS: 100.0% $ 1,346,541,550

VANECK INTERNATIONAL INVESTORS GOLD FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $114,197,613.
* Non-income producing
ø Restricted Security – the aggregate value of restricted securities is $9,283,449, or 0.7% of net assets
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a) The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.
sec.gov or on the fund's webpage.
(b) Rate shown is the 7-day yield as of 09/30/25.
(c) Rate shown is the 1-day yield as of 09/30/25.
Restricted securities held by the Fund as of September 30, 2025 are as follows:
Security
Acquisition
Date
Number of
Shares
Acquisition
Cost Value
% of
Net Assets
Bear Creek Mining Corp. 08/15/2005 948,000 $ 2,824,202 $ 442,768 0.0%
Liberty Gold Corp.
 *
05/17/2024 6,624,810 0 988,995 0.1%
Osisko Development Corp. 07/31/2025 1,923,000 3,605,924 6,018,086 0.5%
Osisko Development Corp.
 *
07/31/2025 961,500 336,226 1,408,625 0.1%
West Point Gold Corp.
 *
06/11/2025 3,507,750 470,886 424,975 0.0%
$7,237,238 $9,283,449 0.7%
* Warrants
Transactions in and earnings from securities of affiliates for the period ended September 30, 2025 were as follows:
Value
12/31/2024 Purchases
Sales
Proceeds
Net Realized
Gain (Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
9/30/2025
Dividend
Income
Galway Metals, Inc. $1,954,815 $– $– $– $369,027 $–(a) $–
Liberty Gold Corp. 6,148,768 5,624,767 (545,600) (758,775) 8,661,860 19,131,020 –
Liberty Gold Corp. 1,957,439 – (5,624,767) – 3,667,328 – –
Liberty Gold
Corp.
*
ø 166,301 – – – 822,694 –(a) –
Thesis Gold, Inc. 4,537,662 – (5,475,890) (4,228,278) 5,166,506 – –
Troilus Gold Corp. – 6,200,689 – – 11,901,077 18,101,766 –
West Point Gold
Corp. – 1,829,530 – – 539,720 2,369,250 –
Total
$14,764,985 $13,654,986 $(11,646,257) $(4,987,053) $31,128,212 $39,602,036 $–
(a)
Security held by the Fund, however not classified as an
affiliate at the end of the reporting period.
ø Restricted Security.
* Warrants